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                                        reedsmith.com

June 22, 2015

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: INITIAL REGISTRATION STATEMENT ON FORM N-4
FIRST METLIFE INVESTORS INSURANCE COMPANY
FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (FILE NO. 811-08306) (CLASS O (OFFERED ON AND AFTER _____________, 2015))

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Separate Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-4 (the "Initial Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 414-9208.

Very truly yours,

/s/ W. Thomas Conner
---------------------
W. Thomas Conner
WTC/PCH

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